LEASES	6 Months Ended
Jun. 30, 2019
Leases [Abstract]
LEASES
NOTE 7:-	LEASES

On January 1, 2019, the Company adopted Topic 842 and elected the available practical expedient to recognize the cumulative effect of initially adopting Topic 842 as an adjustment to the opening balance sheet of the period of adoption (i.e., January 1, 2019). The Company also elected the other available practical expedients and will not separate lease components from non-lease components, will not reassess whether contracts are or contain leases, lease classification, or initial direct costs for existing leases as of January 1, 2019. In addition, the Company elected not to apply the transition requirements for leases for which the lease term is less than 12 months. The consolidated balance sheets and results from operations for reporting periods beginning after January 1, 2019 are presented under Topic 842, while prior period amounts are not adjusted and continue to be reported in accordance with the historic accounting under Topic 840.

The Company`s leases include offices and warehouses for its facilities worldwide, as well as car leases, which are all classified as operating leases. Certain leases include renewal options that are under the Company`s sole discretion. The renewal options were included in the ROU and liability calculation if it was reasonably certain that the Company will exercise the option.

The cumulative effect of the changes made to the balance sheet as of January 1, 2019 for the adoption of Topic 842 were as follows:

	December 31, 2018	Adjustments	January 1, 2019
Other non-current assets	$4,544	$7,129	$11,673
Other accounts payable and accrued expenses	$(27,256)	$(4,952)	$(32,208)
Other long-term payables	$(3,672)	$(2,177)	$(5,849)

The lease related accounts as of June 30, 2019 were as follows:

June 30, 2019
Other non-current assets	$9,779
Other accounts payable and accrued expenses	$(3,838)
Other long-term payables	$(6,133)

The components of lease expense and supplemental cash flow information related to leases for the six months ended June 30, 2019 were as follows:

Six months ended June 30, 2019

Components of lease expense
Operating lease cost	$2,667
Short-term lease	$39
Total lease expenses	$2,706

Six months ended June 30, 2019

Supplemental cash flow information
Cash paid for amounts included in the measurement of lease liabilities	$2,819

Supplemental non-cash information related to lease liabilities arising from
obtaining ROU assets	$5,391

For the six months ended June 30, 2019, the weighted average remaining lease term is three years, and the weighted average discount rate is 3.51 percent. The discount rate was determined based on the estimated collateralized borrowing rate of the Company, adjusted to the specific lease term and location of each lease.

Maturities of lease liabilities as of June 30, 2019 were as follows:

2019 (remaining of the year)	$2,750
2020	4,860
2021	1,077
2022	608
2023	382
2024 and thereafter	1,180
Total operating lease payments	10,857
Less: imputed interest	886
Present value of lease liability	$9,971

Related party balances and transactions are with related companies and principal shareholder. The Company leases its offices in Israel from real estate holding companies controlled by Yehuda and Zohar Zisapel. Yehuda Zisapel is a principal shareholder of the Company and Zohar Zisapel is the Chairman of the Board of Directors of the Company. Yehuda and Zohar Zisapel are brothers who do not have a voting agreement between them. Jointly or severally, they are also founders, directors and principal shareholders of several other companies that are known as the RAD-BYNET group.

The leases of this facility will expire end of December 2020.

Transactions with related parties are as follows:

	Six months ended
	June 30,	June 30,
	2018	2019

Rent and maintenance expenses	$958	$955

Balances with related parties are as follows:

	December 31,	June 30,
	2018	2019

Trade payables and accrued expenses	$43	$4